Condensed Consolidated Statements of Cash Flow (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net loss for the period	$ (4,740)	$ (2,545)	$ (6,437)	$ (5,467)
Adjustments for non-cash items:
Depletion and amortization	3,059	1,900	5,435	3,824
Income tax expense (recovery)	90	22	22	(8)
Share-based payment expenses	72	362	260	1,127
Write-down of materials and supplies	532		532
Interest and accretion expense	1,241	1,029	2,312	1,768
Unrealized loss on currency hedges				21
Gain on disposal of property, plant and equipment	(116)		(116)
Fair value loss on marketable securities and purchase warrants	37	262	97	805
Taxes paid	(216)	(71)	(233)	(169)
Operating cash flows before changes in working capital	(41)	959	1,872	1,901
Changes in non-cash working capital
Trade receivables	350	(538)	185	(10)
VAT recoverable	242	535	701	1,127
Inventories	211	(55)	433	(652)
Other assets	(759)	(952)	(477)	(1,122)
Trade and other payables	(137)	2,469	(1,996)	556
VAT payable	60	(948)	(298)	(1,155)
Net cash (used in) generated by operating activities	(74)	1,470	420	645
Investing activities
Proceeds from sale of marketable securities	89		317
Purchase of property, plant and equipment	(554)	(2,630)	(1,464)	(3,514)
Proceeds from sale of property, plant and equipment	184		184
Purchase of mineral rights				(75)
Payments received under earn-in agreement			100	75
Net cash used in investing activities	(281)	(2,630)	(863)	(3,514)
Financing activities
Proceeds from options and warrants exercised		18		36
Lease payments	(44)	(88)	(122)	(211)
Interest paid	(6)	(11)	(31)	(26)
Net cash used in financing activities	(50)	(81)	(153)	(201)
Effect of exchange rate changes on cash and cash equivalents	(80)	216	(610)	166
Change in cash and cash equivalents	(485)	(1,025)	(1,206)	(2,904)
Cash and cash equivalents - beginning of the period	3,350	6,501	4,071	8,380
Cash and cash equivalents - end of the period	$ 2,865	$ 5,476	$ 2,865	$ 5,476